Note 14 - Loss Per Share - Components of Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net loss	$ (12,797,797)	$ (13,224,684)	$ (12,070,170)
Weighted average number of common shares outstanding (in shares)	259,771,793	220,058,321	185,091,882
Weighted average number of common shares outstanding - diluted (in shares)	259,771,793	220,058,321	185,091,882
Basic and diluted net loss per share (Note 14) (in dollars per share)	$ (0.05)	$ (0.06)	$ (0.07)